Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In November 2017, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half of $2,770 was paid during the year ended December 31, 2017 and the second half of $2,770 was paid during the year ended December 31, 2018. As of December 31, 2021, the total amount of $6,485, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract each, from an unrelated third party, the Navios Amitie and the Navios Star, two newbuilding Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The vessels were delivered in Navios Partner’s fleet on May 28, 2021 and June 10, 2021, respectively. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charters. Navios Partners had agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $10,034 was paid during the year ended December 31, 2020, and the remaining amount of $860 was paid upon the delivery of the vessels. As of December 31, 2021, the total amount of $13,721, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On January 25, 2021, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract each, from an unrelated third party, three newbuilding Capesize vessels of approximately 180,000 dwt each. Navios Partners has the options to acquire the vessels after the end of year four for the remaining period of the bareboat charters. Navios Partners agreed to pay in total $10,500, representing a deposit for the options to acquire the vessels after the end of the fourth year, of which $5,250 was paid in August 2021 and the remaining amount of $5,250 will be paid upon the delivery of the vessels. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2022 and the first half of 2023. As of December 31, 2021, the total amount of $5,333, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On March 25, 2021, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners agreed to pay in total $3,500, representing a deposit for the option to acquire the vessel after the end of the fourth year of which $1,750 was paid in August 2021 and the remaining amount of $1,750 will be paid upon the delivery of the vessel. The vessel is expected to be delivered by the first half of 2023. As of December 31, 2021, the total amount of $1,777, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

Pursuant to a novation agreement dated December 20, 2021 the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Panamax vessel, under a ten-year bareboat contract, from an unrelated third party. The vessel has approximately 81,000 dwt and is expected to be delivered in Navios Partners’ fleet during the second half of 2022. Navios Partners agreed to pay in total $6,316, of which $3,158 was paid in April 2021 and the remaining amount of $3,158 will be paid during the first quarter of 2022. In December 2021, Navios Partners declared its option to purchase the vessel. As of December 31, 2021, the total amount of $3,158 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In June 2021, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners agreed to pay in total $12,000, representing a deposit for the option to acquire the vessel after the end of the fourth year of which $6,000 was paid in September 2021 and the remaining amount of $6,000 will be paid upon the delivery of the vessel. The vessel is expected to be delivered by the second half of 2022. In September 2021, Navios Partners declared its option to purchase the vessel. As of December 31, 2021, the total amount of $6,082, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On June 30, 2021, Navios Partners agreed to acquire a newbuilding Panamax vessel, from an unrelated third party, for a purchase price of $34,300. The vessel has approximately 81,000 dwt and is expected to be delivered in Navios Partners’ fleet during the first half of 2023. Navios Partners agreed to pay in total $34,300, of which $3,430 was paid in July 2021 and the remaining amount of $30,870 will be paid during 2022 and first half of 2023. In January 2022, Navios Partners declared its option to purchase the vessel. As of December 31, 2021, the total amount of $3,430 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

On July 2, 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and first half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On August 13, 2021, the first installment of each vessel of $6,160, or $24,640 accumulated for the four vessels, was paid. As of December 31, 2021, the total amount of $24,640 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

On October 1, 2021, Navios Partners exercised its option to acquire two 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On November 15, 2021, the first installment of each vessel of $6,160, or $12,320 accumulated for the two vessels, was paid. As of December 31, 2021, the total amount of $12,320 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In November 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships (two plus two optional), from an unrelated third party, for a purchase price of $62,825 each. The vessels are expected to be delivered into Navios Partners’ fleet during the first and the second half of 2024. Navios Partners agreed to pay in total $25,130 in four installments for each vessel and the remaining amount of $37,695 plus extras for each vessel will be paid upon delivery of the vessel. The closing of the transaction of the two optional containerships is subject to completion of customary documentation.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following commitments:

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for Baghdad and Erbil, two newbuilding Japanese VLCCs of 313,433 dwt and 313,486 dwt, respectively. On October 28, 2020, Navios Acquisition took delivery of the vessel Baghdad. The average daily rate under bareboat charter-in agreement of Baghdad amounts to $21. On February 17, 2021, Navios Acquisition took delivery of the vessel Erbil. The average daily rate under bareboat charter-in agreement of Erbil amounts to $21. As of December 31, 2021, the total amount of $2,685 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In the first quarter of 2019, Navios Acquisition exercised its option to a 12-year bareboat charter-in agreement with de-escalating purchase options for Nave Electron, a newbuilding Japanese VLCC of 313,239 dwt. On August 30, 2021, Navios Partners took delivery of the vessel Nave Electron. The average daily rate under bareboat charter-in agreement of the Nave Electron amounts to $21. As of December 31, 2021, the total amount of $1,942 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In the second quarter of 2020, Navios Acquisition exercised its option for a fourth newbuilding Japanese VLCC of approximately 310,000 dwt under a 12-year bareboat charter agreement with de-escalating purchase options and expected delivery in the second half of 2022. The average daily rate under this bareboat charter-in agreement will amount to $21. As of December 31, 2021, the total amount of $65 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

As of December 31, 2021, the Company's future minimum lease commitments under the Company's charter-in contracts, are as follows:

Year	Amount
2022	$38,385
2023	60,652
2024	61,961
2025	61,539
2026	61,260
2027 and thereafter	436,850
Total	$720,647